Related Parties Transactions (Details) - Schedule of accounts payable - related parties - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Related Parties Transactions (Details) - Schedule of accounts payable - related parties [Line Items]
Accounts payable - related parties		$ 4,960,300	$ 9,966,708
Hong Long [Member]
Related Parties Transactions (Details) - Schedule of accounts payable - related parties [Line Items]
Accounts payable - related parties	[1]		781,225
Global Deep Ocean [Member]
Related Parties Transactions (Details) - Schedule of accounts payable - related parties [Line Items]
Accounts payable - related parties		28,209	7,602,944
Fujian Jingfu Ocean Fishery Development Co., Ltd. [Member]
Related Parties Transactions (Details) - Schedule of accounts payable - related parties [Line Items]
Accounts payable - related parties	[2]		1,327
Huna Lin [Member]
Related Parties Transactions (Details) - Schedule of accounts payable - related parties [Line Items]
Accounts payable - related parties	[3]	$ 4,932,091	$ 1,581,212

[1]	Hong Long was an affiliate company majority owned by an immediate family member of the Company’s CEO and is no longer a related party of the Company since this immediate family member sold his interests in Hong Long to an unrelated party on October 10, 2021.
[2]	Fujian Jingfu Ocean Fishery Development Co., Ltd. is a subsidiary of Hong Long.
[3]	Huna Lin is an immediate family of Zhiyan Lin, and Zhiyan Lin is shareholder of Pingtan Fishing,